Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
2016		$ 41
2017		324
2018		550
2019		250
2020		126
Thereafter		4,450
Unamortized discount and debt issuance costs		(54)
Total	$ 5,837	$ 5,687	$ 5,603